Net loss per share and common dividends	12 Months Ended
Dec. 31, 2022
Net loss per share and common dividends
Net loss per share and common dividends

14.   Net loss per share and common dividends

Basic and diluted net income / (loss) per share is calculated by dividing the net income / (loss) available to common shareholders by the average number of common shares outstanding during the periods.

Diluted income / (loss) per share is calculated by adjusting the net income / (loss) available to common shareholders and the weighted average number of common shares used for calculating basic income / (loss) per share for the effects of all potentially dilutive shares. Such dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

	For the years ended December 31
In thousands of U.S. Dollars and shares, except per share amount	2022	2021	2020
Net income / (loss) attributable to common stockholders	$135,054	$(38,086)	$(6,046)
Weighted average shares - Basic	37,236	33,883	33,242
Weighted average shares - Diluted	38,360	33,883	33,242
Basic net income / (loss) per share	$3.63	$(1.12)	$(0.18)
Diluted net income / (loss) per share	$3.52	$(1.12)	$(0.18)

For the year ended December 31, 2022, SARs granting the right to acquire 532,642 shares (2021: 3,704,694, 2020: 3,094,003) and 908,209 RSUs (2021: 546,935, 2020: 318,417) were outstanding. The SARs and RSUs have been excluded from the computation of diluted loss per share, for the years ended December 31, 2021 and 2020 as they are anti-dilutive as a result of the net loss for all periods.

The Company declared a cash dividend of $0.45 per share of common stock for the quarter ended December 31, 2022. The cash dividend of $18.3 million was paid on March 15, 2023 to all shareholders of record on February 28, 2023. The Company did not make any dividend payments on shares of its common stock for any other quarter in the year ended December 31, 2022. The Company did not make any dividend payments on its common stock for the years ended December 31, 2021 or 2020.